Investments (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of Investments at Amortized Cost and Fair Value
Short-term investments classification as of December 31, 2019 and June 30, 2020 were shown as below:

	As of December 31, 2019
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value

	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Held-to-maturity debt investments	107,287	367	—	—	—	107,654
Available-for-sale debt investments	5,440	—	—	197	—	5,637

	As of June 30, 2020
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
	(unaudited)
Held-to-maturity debt investments	125,022	1,049	—	—	—	126,071	17,844
Available-for-sale debt investments	7,138	—	—	14	—	7,152	1,012

Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values
Total unrealized and realized gains and losses of equity securities without readily determinable fair values for the six-month
periods ended June 30, 2019 and 2020 were as follows:

	For the six months ended
	June 30, 2019	June 30, 2020	June 30, 2020
	RMB	RMB	US$
	(In millions)
	(unaudited)
Gross unrealized gains	1,157	1,340	190
Gross unrealized losses (including impairment) (i) (ii)	(527)	(2,689)	(381)

Net unrealized gains (losses) on equity securities held	630	(1,349)	(191)
Net realized gains on equity securities sold	222	252	36

Total net gains (losses) recognized in others, net	852	(1,097)	(155)

(i)	Gross unrealized losses (downward adjustments excluding impairment) were nil and RMB100 million (US$14 million) for the six-month periods ended June 30, 2019 and 2020, respectively.
(ii)
Including
re-measurement
losses of nil and RMB278 million (US$39 million) relating to previously held equity interest in business combination achieved in stages for the six-month
periods ended June 30, 2019 and 2020, respectively.

Summary Of Estimated Fair Value Of Available-For-Sale Debt Investments
The following table summarizes the estimated fair value of
available-for-sale
debt investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,	As of June 30,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
		(unaudited)
Due in 1 year	505	—	—
Due in 1 year through 5 years	10	1,550	220
Due in 5 years through 10 years	1,486	—	—
Not due at a single maturity date	1,969	2,051	290

Total	3,970	3,601	510

Long Term Investments
Schedule of Investments at Amortized Cost and Fair Value
Long-term investments classification, excluding equity method investments and equity investments at fair value without readily determinable fair value, as of December 31, 2019 and June 30, 2020 were shown as below:

	As of December 31, 2019
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Equity investments at fair value with readily determinable fair value	11,769	—	—	2,195	(2,630)	11,334
Available-for-sale debt investments	3,913	—	—	138	(81)	3,970
Investments accounted for at fair value	1,309	—	—	597	(87)	1,819
Long-term held-to-maturity investments	496	—	(5)	—	—	491

	As of June 30, 2020
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
	(unaudited)
Equity investments at fair value with readily determinable fair value	12,346	—	—	3,632	(3,509)	12,469	1,765
Available-for-sale debt investments	3,528	—	—	186	(113)	3,601	510
Investments accounted for at fair value	1,430	—	—	554	(153)	1,831	259
Long-term held-to-maturity investments	502	11	—	—	—	513	73

Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values
The total carrying value of equity investments measured at fair value using the measurement alternative held as of December 31, 2019 and June 30, 2020 were as follows:

	As of December 31, 2019	As of June 31, 2020	As of June 31, 2020
	RMB	RMB	US$
	(In millions)
		(unaudited)
Initial cost basis	21,211	21,911	3,101
Cumulative unrealized gains	5,636	6,884	974
Cumulative unrealized losses (including impairment)	(2,161)	(4,272)	(605)

Total carrying value	24,686	24,523	3,470